Investments - Narrative (Details)		3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Investment Holdings [Line Items]
Debt securities, rated by investment advisor	$ 13,000,000			$ 32,000,000	$ 13,000,000
Securities on deposit with regulatory authorities	116,000,000			90,000,000	116,000,000
Stressed loans	0			3,000,000	0
Investment income				0	0
Policy loans, fair value under fair value option	3,467,000,000			3,419,000,000	3,467,000,000
Policy loans not held as collateral for reinsurance	1,000,000,000.0			1,000,000,000.0	1,000,000,000.0
Aggregate fair value of securities sold at a loss				$ 5,359,000,000	$ 2,600,000,000	$ 7,608,000,000
Aggregate fair value of securities sold at a loss, percentage of book value				93.00%	95.00%	97.00%
Proceeds from sales of available-for-sale debt securities				$ 7,959,000,000	$ 9,600,000,000	$ 25,533,000,000
Unconsolidated VIEs, exposure to loss	3,347,000,000			3,098,000,000	3,347,000,000
Equity securities	257,000,000			359,000,000	257,000,000
Financing receivables	11,482,000,000			10,967,000,000	11,482,000,000
Financing receivables, accrued interest receivable	44,000,000			48,000,000	44,000,000
Allowance for credit loss	94,000,000			$ 95,000,000	94,000,000	179,000,000
Deferral of interest and principal payments, repayment period, COVID-19				1 year
Deferred interest and principal payments, COVID-19				$ 10,000,000
Recorded investment	6,000,000			15,000,000	6,000,000
Unpaid principal balance, no related allowance	7,000,000			16,000,000	7,000,000
Average recorded investment	2,000,000			18,000,000
Mortgage loans in process of foreclosure	6,000,000			15,000,000	6,000,000
Other invested assets	2,620,000,000			2,817,000,000	2,620,000,000
Sale of limited partnership investments		$ 168,000,000	$ 236,000,000
Securities loaned	13,000,000			$ 32,000,000	13,000,000
Securities loaned, minimum percent of fair value required as collateral				102.00%
Securities loaned, cash collateral	14,000,000			$ 33,000,000	$ 14,000,000
Repurchase agreements, weighted average interest rate				2.54%	0.07%
Repurchase agreement balance	1,572,000,000			$ 1,012,000,000	$ 1,572,000,000
Repurchase agreements, highest level of amount outstanding				1,012,000,000	2,349,000,000
Interest expense				37,000,000	22,000,000	44,000,000
Carrying Value
Summary of Investment Holdings [Line Items]
Equity securities	257,000,000			359,000,000	257,000,000
Unfunded partnership investment commitment
Summary of Investment Holdings [Line Items]
Unfunded commitments				$ 1,398,000,000
Minimum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19				6 months
Maximum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19				14 months
Repurchase agreements
Summary of Investment Holdings [Line Items]
Short term borrowings	1,548,000,000			$ 311,000,000	1,548,000,000
Commercial mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables	10,500,000,000			$ 10,200,000,000	10,500,000,000
Financing receivables, collateralized by properties, number of states | state				38
Financing receivables, accrued interest receivable	32,000,000			$ 39,000,000	32,000,000
Allowance for credit loss	85,000,000			91,000,000	85,000,000
Mortgage loans in process of foreclosure	0			0	0
Residential mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables	939,000,000			$ 1,308,000,000	939,000,000
Financing receivables, collateralized by properties, number of states | state				50
Financing receivables, accrued interest receivable	13,000,000			$ 9,000,000	13,000,000
Allowance for credit loss	9,000,000			4,000,000	9,000,000
Unconsolidated VIEs
Summary of Investment Holdings [Line Items]
Equity securities	139,000,000			$ 121,000,000	139,000,000
Corporate securities, utilities
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage				16.00%
Corporate securities, healthcare
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage				10.00%
Corporate securities | Single corporate obligor
Summary of Investment Holdings [Line Items]
Debt securities, unrealized loss	$ 16,000,000			$ 57,000,000	$ 16,000,000
Corporate debt securities, financial services
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage	16.00%				16.00%
Corporate debt securities, energy
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage	15.00%				15.00%
Equity securities
Summary of Investment Holdings [Line Items]
Unrealized gains (losses)				(65,000,000)	$ 2,000,000	(2,000,000)
Limited partnerships
Summary of Investment Holdings [Line Items]
Other invested assets	$ 2,252,000,000			2,434,000,000	2,252,000,000
Federal Home Loan Bank capital stock
Summary of Investment Holdings [Line Items]
Other invested assets	125,000,000			146,000,000	125,000,000
Real estate
Summary of Investment Holdings [Line Items]
Other invested assets	243,000,000			237,000,000	243,000,000
Real estate, foreclosed properties
Summary of Investment Holdings [Line Items]
Other invested assets	$ 1,000,000			0	1,000,000
Repurchase agreements
Summary of Investment Holdings [Line Items]
Interest expense				$ 8,000,000	$ 1,000,000	$ 1,000,000
External Credit Rating, Investment Grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage	76.00%			78.00%	76.00%
External Credit Rating, Non Investment Grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage	2.00%			2.00%	2.00%
Not rated
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage	22.00%			20.00%	22.00%
Below investment grade or not rated
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage	16.00%			21.00%	16.00%